Condensed Consolidated Interim Statement of Comprehensive Loss - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021
Profit or loss [abstract]
Net loss	$ (64,374)	$ (72,569)	$ (81,035)	$ (124,096)
Other comprehensive (loss) income
Remeasurement of defined benefit pension liability	3,618	0	3,618	0
Total items that will not be reclassified to profit and loss	3,618	0	3,618	0
Items that may be reclassified to profit and loss
Currency translation differences	(383)	20	(541)	56
Total items that may be reclassified to profit and loss	(383)	20	(541)	56
Other comprehensive income for the period	3,235	20	3,077	56
Total comprehensive loss for the period	(61,139)	(72,549)	(77,958)	(124,040)
Total comprehensive loss attributable to:
Owners of the parent	$ (61,139)	$ (72,549)	$ (77,958)	$ (124,040)